Revenue - Summary of Revenue from Contracts with Customers (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 1,317	$ 1,092
Deliveries [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	707	613
Mobility [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	493	403
Financial Services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	115	75
Others [Members]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2	1
SINGAPORE
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	274	216
MALAYSIA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	376	319
INDONESIA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	313	287
PHILIPPINES
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	121	88
THAILAND
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	119	94
Rest of Southeast Asia [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 114	$ 88